Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended			12 Months Ended			48 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2028	Mar. 31, 2028	Dec. 31, 2027
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				28
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							42
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							70	71	72
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				82	84	88
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				101
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							73
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.60%		5.30%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.80%		3.80%
Canada GDP growth rate [member] | Above Q4 2022 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.40%
U.S. GDP growth rate [member] | Below Q4 2022 level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.20%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							4.80%	5.10%	5.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				1.80%	2.60%	(1.00%)
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							9.60%
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(30.00%)
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							4.20%